UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2008

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Nippon Life Insurance Company
Address:              1-6-6 Marunouchi, Chiyoda-ku
                      Tokyo, Japan 100-8288

Form 13F File Number: 28-3746

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Ayako Tsuge
Title:                Chief Manager
Phone:                (81) 3 (5533) 1436

Signature, Place, and Date of Signing:

 /s/ Ayako Tsuge                   Tokyo, Japan               May 12, 2008
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     85

Form 13F Information Table Value Total:     3,804,158
                                           (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

                                     FORM 13F INFORMATION TABLE
                      NAME OF REPORTING MANAGER: NIPPON LIFE INSURANCE COMPANY

  Column 1                    Column 2      Column 3   Column 4         Column 5          Column 6     Column 7      Column 8

                                                                                                                      Voting
  Name of                     Title of       CUSIP      Value       Amount and Type      Investment     Other        Authority
  Issuer                       Class         Number    ($1,000)       of Security        Discretion    Managers      (Shares)

                                                                 Shares or
                                                                 Principal   SH/ PUT/
                                                                  Amount     PRN CALL                           Sole   Shared  None

3M CO                         COM          88579Y101    22,916     289,520     SH          SOLE                   233,680
AFFILIATED COMPUTER SERVICES  CL A         008190100    10,181     203,180     SH          SOLE                   203,180
ALLEGHENY TECHNOLOGIES INC    COM          01741R102     8,361     117,160     SH          SOLE                   117,160
ALTRIA GROUP INC              COM          02209S103    10,698     481,880     SH          SOLE                   481,880
AMAZON COM INC                COM          023135106    12,007     168,400     SH          SOLE                   168,400
AMERICAN EXPRESS CO           COM          025816109     8,131     185,970     SH          SOLE                   185,970
AMERICAN INTL GROUP INC       COM          026874107     6,452     149,190     SH          SOLE                   149,190
APOLLO GROUP INC              CL A         037604105     5,785     133,920     SH          SOLE                   133,920
APPLE INC                     COM          037833100    28,281     197,083     SH          SOLE                   197,083
AT&T INC                      COM          00206R102    66,846   1,745,326     SH          SOLE                 1,745,326
AUTOMATIC DATA PROCESSING INC COM          053015103     9,094     214,540     SH          SOLE                   214,540
BANK OF AMERICA CORPORATION   COM          060505104    18,386     484,980     SH          SOLE                   484,980
CAMERON INTERNATIONAL CORP    COM          13342B105    13,491     323,990     SH          SOLE                   323,990
CARMAX INC                    COM          143130102     6,773     348,750     SH          SOLE                   348,750
CHEVRONTEXACO CORP            COM          166764100    81,724     957,400     SH          SOLE                   957,400
CISCO SYS INC                 COM          17275R102    85,692   3,557,160     SH          SOLE                 3,557,160
CITRIX SYS INC                COM          177376100    12,423     423,550     SH          SOLE                   423,550
COACH INC                     COM          189754104     6,883     228,280     SH          SOLE                   228,280
COGNIZANT TECHNOLOGY SOLUTION CL A         192446102    13,473     467,320     SH          SOLE                   467,320
CONAGRA FOODS INC             COM          205887102     9,684     404,330     SH          SOLE                   404,330
CUMMINS INC                   COM          231021106     4,852     103,630     SH          SOLE                   103,630
CVS CORP                      COM          126650100    16,627     410,440     SH          SOLE                   410,440
DEERE & CO                    COM          244199105    14,471     179,900     SH          SOLE                   179,900
DEVON ENERGY CORP NEW         COM          25179M103    12,723     121,950     SH          SOLE                   121,950
DOMINION RES INC VA NEW       COM          25746U109    61,548   1,507,060     SH          SOLE                 1,507,060
EXELON CORP                   COM          30161N101   113,949   1,402,100     SH          SOLE                 1,402,100
EXXON MOBIL CORP              COM          30231G102   164,458   1,944,412     SH          SOLE                 1,944,412
FEDEX CORP                    COM          31428X106    11,012     118,830     SH          SOLE                   118,830
FIRSTENERY CORP               COM          337932107    16,959     247,140     SH          SOLE                   247,140
FRANKLIN RES INC              COM          354613101     8,459      87,220     SH          SOLE                    87,220
FREEPORT-MCMORAN COPPER & CO  CL B         35671D857    41,641     430,900     SH          SOLE                   430,900
GAP INC DEL                   COM          364760108    23,048   1,171,120     SH          SOLE                 1,171,120
GENERAL ELEC CO               COM          369604103   118,777   3,209,316     SH          SOLE                 3,209,316
GENZYME CORP                  COM GEN DIV  372917104    17,723     237,770     SH          SOLE                   237,770
GILEAD SCIENCES INC           COM          375558103    38,119     739,740     SH          SOLE                   739,740
GOLDMAN SACHS GROUP INC       COM          38141G104    35,326     213,590     SH          SOLE                   213,590
GOOGLE INC                    CL A         38259P508    52,861     120,010     SH          SOLE                   120,010
HALLIBURTON CO                COM          406216101    20,832     529,660     SH          SOLE                   529,660
HARTFORD FINL SVCS GROUP INC  COM          416515104    30,625     404,180     SH          SOLE                   404,180
HEWLETT PACKARD CO            COM          428236103    10,379     227,320     SH          SOLE                   227,320
INTEL CORP                    COM          458140100    29,553   1,395,330     SH          SOLE                 1,395,330
INTERNATIONAL BUSINESS MACHS  COM          459200101    18,439     160,144     SH          SOLE                   160,144
INTUIT                        COM          461202103    17,755     657,360     SH          SOLE                   657,360
JOHNSON & JOHNSON             COM          478160104   113,385   1,747,874     SH          SOLE                 1,747,874
JOHNSON CTLS INC              COM          478366107    37,978   1,123,620     SH          SOLE                 1,123,620
JP MORGAN CHASE & CO          COM          46625H100    60,498   1,408,577     SH          SOLE                 1,408,577
KOHLS CORP                    COM          500255104    13,369     311,700     SH          SOLE                   311,700
LEHMAN BROS HLDGS INC         COM          524908100   114,764   3,048,978     SH          SOLE                 3,048,978
LILLY ELI & CO                COM          532457108    39,425     764,200     SH          SOLE                   764,200
LOCKHEED MARTIN CORP          COM          539830109    25,528     257,080     SH          SOLE                   257,080
MARSH&MCLENNAN COS INC        COM          571748102   127,725   5,245,400     SH          SOLE                 5,245,400
MCDONALDS CORP                COM          580135101    22,416     401,930     SH          SOLE                   401,930
MERCK & CO INC                COM          589331107    15,232     401,360     SH          SOLE                   401,360
METLIFE INC                   COM          59156R108    26,095     433,040     SH          SOLE                   433,040
MICROSOFT CORP                COM          594918104    85,339   3,007,000     SH          SOLE                 3,007,000
MONSANTO CO NEW               COM          61166W101    19,734     176,990     SH          SOLE                   176,990
MOODYS CORP                   COM          615369105    10,626     305,070     SH          SOLE                   305,070
NATIONAL OIL WELL VARGO INC   COM          637071101    15,013     257,160     SH          SOLE                   257,160
NII HLDGS INC                 CL B NEW     62913F201     3,457     108,780     SH          SOLE                   108,780
NOBLE CORPORATION             SHS          G65422100     5,434     109,400     SH          SOLE                   109,400
NUANCE COMMUNICATIONS INC     COM          67020Y100     6,494     373,000     SH          SOLE                   373,000
OCCIDENTAL PETE CORP DEL      COM          674599105    34,937     477,480     SH          SOLE                   477,480
OMNICOM GROUP INC             COM          681919106    13,330     301,720     SH          SOLE                   301,720
PEPSICO INC                   COM          713448108    88,834   1,230,384     SH          SOLE                 1,230,384
PFIZER INC                    COM          717081103    22,478   1,073,964     SH          SOLE                 1,073,964
PRAXAIR INC                   COM          74005P104    54,296     644,620     SH          SOLE                   644,620
PRINCIPAL FINANCIAL GROUP INC COM          74251V102 1,010,594  18,137,000     SH          SOLE                18,137,000
PROCTER & GAMBLE CO           COM          742718109    73,880   1,054,372     SH          SOLE                 1,054,372
PRUDENTIAL FINL INC           COM          744320102     7,325      93,610     SH          SOLE                    93,610
RESEARCH IN MOTION LTD        COM          760975102    11,317     100,840     SH          SOLE                   100,840
ROPER INDS INC NEW            COM          776696106    15,955     268,420     SH          SOLE                   268,420
SCHLUMBERGER LTD              COM          806857108     7,583      87,160     SH          SOLE                    87,160
SOUTHERN CO                   COM          842587107    47,165   1,324,500     SH          SOLE                 1,324,500
TEXAS INSTRS INC              COM          882508104    28,259     999,600     SH          SOLE                   999,600
THERMO FISHER SCIENTIFIC INC  COM          883556102    36,561     643,230     SH          SOLE                   643,230
TIME WARNER INC               COM          887317105    19,577   1,396,350     SH          SOLE                 1,396,350
TRANSOCEAN SEDCO FOREX INC    ORD          G90078109    58,343     431,532     SH          SOLE                   431,532
UNITED TECHNOLOGIES CORP      COM          913017109    76,386   1,109,940     SH          SOLE                 1,109,940
VALERO ENERGY CORP NEW        COM          91913Y100     8,991     183,070     SH          SOLE                   183,070
VERIZON COMMUNICATIONS        COM          92343V104    33,927     930,770     SH          SOLE                   930,770
WAL MART STORES INC           COM          931142103    13,970     316,560     SH          SOLE                   316,560
WELLPOINT HEALTH NETWORK NEW  COM          94973H108    13,970     316,560     SH          SOLE                   316,560
WELLS FARGO & CO NEW          COM          949746101    27,773     954,390     SH          SOLE                   954,390
WYETH                         COM          983024100    32,164     770,217     SH          SOLE                   770,217
YUM BRANDS INC                COM          988498101     7,533     202,440     SH          SOLE                   202,440
                                                     3,804,158  79,165,619


